Financial instruments - Summary of exchange rates (Detail)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
CA$ – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	0.7339	0.7404
Reporting date rate	0.7138	0.7363
Euro – US$
Disclosure of detailed information about financial instruments [line items]
Average rate	1.0854	1.0792
Reporting date rate	1.0563	1.0903